Summarized Balance Sheets Financial Information of Citizens Holding Company (Detail) (USD $)	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
ASSETS
Other assets	$ 22,198,442		$ 7,090,551
Total assets	873,068,899		880,839,898
Liabilities
Other liabilities	1,832,659		1,375,831
Stockholders' equity	66,266,202		88,868,830		86,079,217	76,295,096
Total liabilities and stockholders' equity	873,068,899		880,839,898
Citizens Holding Company
ASSETS
Cash	1,750,766	[1]	1,657,268	[1]	1,416,801	1,351,489
Investment in bank subsidiary	64,188,216	[1]	86,885,774	[1]
Other assets	327,220	[1]	326,188	[1]
Total assets	66,266,202		88,869,230
Liabilities
Other liabilities			400
Stockholders' equity	66,266,202		88,868,830
Total liabilities and stockholders' equity	$ 66,266,202		$ 88,869,230

[1]	Fully or partially eliminates in consolidation.